Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Balance sheet - Discontinued operations

The following table represents the major components of the results of discontinued operations for the year ended December 31, 2025:

Balance sheet - Discontinued operations	December 31, 2025

ASSETS
Current assets:
Cash	$214,841
Accounts receivable, net of allowance for credit losses of $64,895	279,597
Prepaids and other current assets	132,460
Current assets from discontinued operations	626,898

Non-current assets:
Fixed assets, net	37,627
Non-current assets from discontinued operations	37,627

Total assets from discontinued operations	$664,525

LIABILITIES
Accounts payable and accrued liabilities	$(2,206,332)
Deferred revenue	(1,324,486)
Loan payable, related party	(330,000)
Total liabilities from discontinued operations	$(3,860,818)

Schedule of Statement of Operations - Discontinued Operations

The following table represents the major components of the results of discontinued operations for the three and six months ended June 30, 2026, and 2025:

	For the Three Months Ended		For the Six Months Ended
Statement of operations - Discontinued operations	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Revenue
Subscription fees	$415,430	$880,327	$1,020,900	$1,707,672
Professional services and other fees	280,661	1,024,478	887,406	1,921,157
Technical engineering fees	58,614	430,124	127,291	829,970
Total revenue from discontinued operations	$754,705	$2,334,929	$2,035,597	$4,458,799

Less :
Cost of revenues	416,429	1,361,480	1,226,622	2,435,618
Compensation and related benefits	322,647	1,224,363	1,805,631	2,388,413
General and administrative	254,036	447,756	556,493	617,693
Interest expense	-	18,219	21,155	54,270
Other income, net	-	(10,295)	-	(10,295)
Gain on sale of discontinued operations	(4,168,878)	-	(4,168,878)	-

Income (loss) from discontinued operations before provision for income taxes	3,930,471	(706,594)	2,594,574	(1,026,900)

Provision for income taxes	(2,756)	(2,756)	(3,335)	(2,756)

Net income/(loss) from discontinued operations	$3,927,715	$(709,350)	$2,591,239	$(1,029,656)